Tax Effects of Items Recorded Directly in Shareholders' Equity (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
Unrealized net gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (131,416)		¥ 361,234		¥ (660,961)
Less: reclassification adjustments	(32,473)	[1]	(54,757)	[1]	142,606	[1]
Total	(163,889)		306,477		(518,355)
Pension liability adjustments:
Unrealized gains (losses)	(42,090)		9,051		(65,728)
Less: reclassification adjustments	6,206		14,481		2,715
Total	(35,884)		23,532		(63,013)
Total tax effect before allocation to noncontrolling interests	¥ (199,773)		¥ 330,009		¥ (581,368)

[1]	The amount for the fiscal year ended March 31, 2011 is presented based on the balance of AOCI at the point of its realization into earnings. The amounts for the fiscal years ended March 31, 2009 and 2010, which were previously presented based on the beginning balances of AOCI, are presented in the same manner to conform to the current year presentation.